Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Goodwill	₨ 14,595		₨ 14,595	₨ 14,595
Other intangible assets	567,917		544,507	591,051
Intangible assets and goodwill	₨ 582,512	$ 8,956	₨ 559,102	₨ 605,646